Fees and Commissions (Details) - Commission Income and Expenses by Segment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Fees for other services rendered	$ 75,932	$ 60,823	$ 56,543
Compensation for card operation	(156,558)	(127,285)	(105,695)
Commissions for licence for use brands	(7,166)	(6,077)	(7,360)
Commissions for obligations of loyalty programmes and merits for card customers	(123,768)	(95,542)	(95,946)
Fees and commissions for securities transactions	(11,866)	(9,115)	(8,551)
Interbank services	(28,935)	(61,136)	(47,428)
Total
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	17,108	14,151	11,348
Commissions of loans with credit lines	49	2,900	233
Commissions for lines of credits and overdrafts	1,968	2,820	8,766
Commissions for guarantees and letters of credit	34,893	34,462	35,935
Commissions for card services	500,292	422,737	352,448
Commissions for management of accounts	73,076	59,538	52,226
Commissions for collections and payments	65,187	60,912	54,060
Commissions for intermediation and management of securities	10,602		10,019
Commissions for brokerage and management of securities		9,487
Remuneration for insurance brokerage fees	60,528		52,568
Commissions for factoring operations services	1,334	61,511	1,829
Commissions for securitizations	0	1,249	45
Commissions for financial advice	28,378	15,422	9,362
Office banking	22,673	21,495	21,771
Fees for other services rendered	75,932	60,823	56,543
Other fees earned	68,148	81,006	61,910
Total	960,168	848,513	729,063
Compensation for card operation	(156,558)	(127,285)	(105,695)
Commissions for licence for use brands	(7,166)	(6,077)	(7,360)
Commissions for services related to the credit card system and prepaid cards	(383)	(10,943)	(11,458)
Commissions for obligations of loyalty programmes and merits for card customers	(123,768)	(95,542)	(95,946)
Fees and commissions for securities transactions	(11,866)	(9,115)	(8,551)
Office banking	(2,715)	(2,859)	(2,382)
Interbank services	(28,935)	(61,136)	(47,428)
Other fees	(81,711)	(32,916)	(42,974)
Total	(413,102)	(345,873)	(321,794)
Total Net commission income and expenses	547,066	502,640	407,269
Retail
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	15,554	11,927	9,739
Commissions of loans with credit lines	48	2,876	171
Commissions for lines of credits and overdrafts	(52)	1,752	6,979
Commissions for guarantees and letters of credit	9,592	4,277	13,225
Commissions for card services	468,437	358,604	333,053
Commissions for management of accounts	70,392	55,561	49,902
Commissions for collections and payments	100,291	84,327	78,269
Commissions for intermediation and management of securities	276		149
Commissions for brokerage and management of securities		72
Remuneration for insurance brokerage fees	332		257
Commissions for factoring operations services	467	216	645
Commissions for securitizations	0	126	0
Commissions for financial advice	250	45	(1,818)
Office banking	18,511	16,750	16,748
Fees for other services rendered	59,948	47,397	53,869
Other fees earned	25,786	56,947	51,444
Total	769,832	640,877	612,632
Compensation for card operation	(103,805)	(106,388)	(100,236)
Commissions for licence for use brands	(5,833)	(5,019)	(7,001)
Commissions for services related to the credit card system and prepaid cards	(1,136)	(15,861)	(11,068)
Commissions for obligations of loyalty programmes and merits for card customers	(119,968)	(92,483)	(94,120)
Fees and commissions for securities transactions	0	0	0
Office banking	(2,083)	(1,265)	(2,187)
Interbank services	(23,676)	(27,056)	(40,328)
Other fees	(59,137)	(8,390)	(27,843)
Total	(315,638)	(256,462)	(282,783)
Total Net commission income and expenses	454,194	384,415	329,849
Wealth Management & Insurance
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	71	46	(2)
Commissions of loans with credit lines	1	12	0
Commissions for lines of credits and overdrafts	(2)	(8)	8
Commissions for guarantees and letters of credit	43	62	59
Commissions for card services	3,958	3,403	1,650
Commissions for management of accounts	153	92	23
Commissions for collections and payments	772	621	(7,833)
Commissions for intermediation and management of securities	1,926		2,125
Commissions for brokerage and management of securities		1,854
Remuneration for insurance brokerage fees	61,012		52,804
Commissions for factoring operations services	0	60,414	0
Commissions for securitizations	0	0	0
Commissions for financial advice	84	0	(3)
Office banking	112	1,194	59
Fees for other services rendered	11,475	3,377	73
Other fees earned	(10,156)	5,851	4,507
Total	69,449	76,918	53,470
Compensation for card operation	(735)	(632)	(388)
Commissions for licence for use brands	(76)	(103)	(63)
Commissions for services related to the credit card system and prepaid cards	(29)	(327)	(125)
Commissions for obligations of loyalty programmes and merits for card customers	(2,400)	(1,833)	(1,825)
Fees and commissions for securities transactions	0	0	0
Office banking	0	(1,540)	0
Interbank services	0	(32,935)	0
Other fees	(43,026)	(19,086)	(18,059)
Total	(46,266)	(56,456)	(20,460)
Total Net commission income and expenses	23,183	20,462	33,010
Middle-market
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	925	1,802	563
Commissions of loans with credit lines	0	9	0
Commissions for lines of credits and overdrafts	(177)	(570)	(784)
Commissions for guarantees and letters of credit	13,859	18,193	12,039
Commissions for card services	18,334	33,098	8,872
Commissions for management of accounts	1,924	3,074	1,422
Commissions for collections and payments	6,220	9,332	4,777
Commissions for intermediation and management of securities	409		251
Commissions for brokerage and management of securities		598
Remuneration for insurance brokerage fees	107		(292)
Commissions for factoring operations services	291	50	325
Commissions for securitizations	0	565	0
Commissions for financial advice	13,223	5,250	3,354
Office banking	2,690	2,578	1,625
Fees for other services rendered	3,452	7,295	1,538
Other fees earned	(1,201)	15,204	2,996
Total	60,056	96,478	36,686
Compensation for card operation	(9,326)	(16,346)	(3,467)
Commissions for licence for use brands	(727)	(899)	(234)
Commissions for services related to the credit card system and prepaid cards	(43)	(584)	(229)
Commissions for obligations of loyalty programmes and merits for card customers	0	(990)	0
Fees and commissions for securities transactions	0	0	0
Office banking	(483)	(1,026)	18
Interbank services	(2,956)	(21,939)	(2,865)
Other fees	(2,567)	(17,300)	(1,025)
Total	(16,102)	(59,084)	(7,802)
Total Net commission income and expenses	43,954	37,394	28,884
CIB
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	897	123	11
Commissions of loans with credit lines	0	0	0
Commissions for lines of credits and overdrafts	1,844	1,667	2,556
Commissions for guarantees and letters of credit	11,667	11,014	10,036
Commissions for card services	5,970	27,394	8,779
Commissions for management of accounts	1,159	804	845
Commissions for collections and payments	7,932	8,115	8,052
Commissions for intermediation and management of securities	6,877		6,874
Commissions for brokerage and management of securities		6,830
Remuneration for insurance brokerage fees	0		1
Commissions for factoring operations services	576	1	761
Commissions for securitizations	0	549	45
Commissions for financial advice	15,114	3,980	3,916
Office banking	1,359	1,140	3,338
Fees for other services rendered	1,055	3,225	3,502
Other fees earned	14,443	3,632	2,895
Total	68,893	68,474	51,611
Compensation for card operation	(4,369)	(3,620)	(1,418)
Commissions for licence for use brands	(324)	(38)	(51)
Commissions for services related to the credit card system and prepaid cards	(6)	(62)	(36)
Commissions for obligations of loyalty programmes and merits for card customers	0	0	(1)
Fees and commissions for securities transactions	(3,956)	(7,426)	(6,186)
Office banking	(148)	(242)	(213)
Interbank services	(2,303)	(5,172)	(4,235)
Other fees	(2,886)	(2,121)	(1,667)
Total	(13,992)	(18,681)	(13,807)
Total Net commission income and expenses	54,901	49,793	37,804
Corporate activity and others
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	(339)	253	1,037
Commissions of loans with credit lines	0	3	62
Commissions for lines of credits and overdrafts	355	(21)	7
Commissions for guarantees and letters of credit	(268)	916	576
Commissions for card services	3,593	238	94
Commissions for management of accounts	(552)	7	34
Commissions for collections and payments	(50,028)	(41,483)	(29,205)
Commissions for intermediation and management of securities	1,114		620
Commissions for brokerage and management of securities		133
Remuneration for insurance brokerage fees	(923)		(202)
Commissions for factoring operations services	0	830	98
Commissions for securitizations	0	9	0
Commissions for financial advice	(293)	6,147	3,913
Office banking	1	(167)	1
Fees for other services rendered	2	(471)	(2,439)
Other fees earned	39,276	(628)	68
Total	(8,062)	(34,234)	(25,336)
Compensation for card operation	(38,323)	(299)	(186)
Commissions for licence for use brands	(206)	(18)	(11)
Commissions for services related to the credit card system and prepaid cards	831	5,891	0
Commissions for obligations of loyalty programmes and merits for card customers	(1,400)	(236)	0
Fees and commissions for securities transactions	(7,910)	(1,689)	(2,365)
Office banking	(1)	1,214
Interbank services	0	25,966	0
Other fees	25,905	13,981	5,620
Total	(21,104)	44,810	3,058
Total Net commission income and expenses	(29,166)	10,576	(22,278)
Transferred over time
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	0	0	0
Commissions of loans with credit lines	0	0	0
Commissions for lines of credits and overdrafts	741	2,820	8,766
Commissions for guarantees and letters of credit	34,017	34,462	35,935
Commissions for card services	83,763	84,547	71,904
Commissions for management of accounts	67,506	59,538	46,054
Commissions for collections and payments	0		0
Commissions for intermediation and management of securities	0		0
Commissions for brokerage and management of securities		0
Remuneration for insurance brokerage fees	0		0
Commissions for factoring operations services	0	0	0
Commissions for securitizations	0	0	0
Commissions for financial advice	0	0	0
Office banking	0	21,495	21,771
Fees for other services rendered	0	0	0
Other fees earned	0	0	0
Total	186,027	202,862	184,430
Compensation for card operation	0	0	(12,505)
Commissions for licence for use brands	0	0	(5,500)
Commissions for services related to the credit card system and prepaid cards	0	0	(11,458)
Commissions for obligations of loyalty programmes and merits for card customers	0	0	(85,412)
Fees and commissions for securities transactions	0		0
Office banking	0	(2,859)	(2,382)
Interbank services	0	0	0
Other fees	0	0	0
Total	0	(2,859)	(117,257)
Total Net commission income and expenses	186,027	200,003	67,173
Transferred at a point in time
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	17,108	14,151	11,348
Commissions of loans with credit lines	49	2,900	233
Commissions for lines of credits and overdrafts	1,227	0	0
Commissions for guarantees and letters of credit	876	0	0
Commissions for card services	416,529	338,190	280,544
Commissions for management of accounts	5,570	0	6,172
Commissions for collections and payments	43,618	36,547	38,065
Commissions for intermediation and management of securities	10,602		10,019
Commissions for brokerage and management of securities		9,487
Remuneration for insurance brokerage fees	0		0
Commissions for factoring operations services	1,334	61,511	1,829
Commissions for securitizations	0	1,249	45
Commissions for financial advice	28,378	15,422	9,362
Office banking	22,673	0	0
Fees for other services rendered	75,932	60,823	56,543
Other fees earned	68,148	81,006	61,910
Total	692,044	621,286	476,070
Compensation for card operation	(156,558)	(127,285)	(93,190)
Commissions for licence for use brands	(7,166)	(6,077)	(1,860)
Commissions for services related to the credit card system and prepaid cards	(383)	(10,943)	0
Commissions for obligations of loyalty programmes and merits for card customers	(123,768)	(57,325)	(10,534)
Fees and commissions for securities transactions	(11,866)	(9,115)	(8,551)
Office banking	(2,715)	0
Interbank services	(28,935)	(61,136)	(47,428)
Other fees	(81,711)	(32,916)	(42,974)
Total	(413,102)	(304,797)	(204,537)
Total Net commission income and expenses	278,942	316,489	271,533
Accrual model
Disclosure of attribution of expenses by nature to their function [line items]
Commissions for prepayments	0	0	0
Commissions of loans with credit lines	0	0	0
Commissions for lines of credits and overdrafts	0	0	0
Commissions for guarantees and letters of credit	0	0	0
Commissions for card services	0	0	0
Commissions for management of accounts	0	0	0
Commissions for collections and payments	21,569	24,365	15,995
Commissions for intermediation and management of securities	0		0
Commissions for brokerage and management of securities		0
Remuneration for insurance brokerage fees	60,528		52,568
Commissions for factoring operations services	0	0	0
Commissions for securitizations	0	0	0
Commissions for financial advice	0	0	0
Office banking	0	0	0
Fees for other services rendered	0	0	0
Other fees earned	0	0	0
Total	82,097	24,365	68,563
Compensation for card operation	0	0	0
Commissions for licence for use brands	0	0	0
Commissions for services related to the credit card system and prepaid cards	0	0	0
Commissions for obligations of loyalty programmes and merits for card customers	0	(38,217)
Fees and commissions for securities transactions	0	0	0
Office banking	0	0	0
Interbank services	0	0	0
Other fees	0	0	0
Total	0	(38,217)	0
Total Net commission income and expenses	$ 82,097	$ (13,852)	$ 68,563